Annual Fund Operating Expenses - FT Cboe Vest US Equity Enhance & Moderate Buffer ETF - June - FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - June	Jun. 28, 2021
Operating Expenses:
Management Fees	0.85%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.85%

[1]	“Other Expenses” is an estimate based on the expenses the Fund expects to incur for the current fiscal year.